Fund Summary
Franklin Templeton ETF Trust 2-02 | Franklin Liberty U.S. Low Volatility ETF
Investment Goal
Capital appreciation with an emphasis on lower volatility.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you will incur if you own shares of the Fund. You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the Example that follows.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses {- Franklin Liberty U.S. Low Volatility ETF}	Franklin Templeton ETF Trust 2-02 Franklin Liberty U.S. Low Volatility ETF Liberty U.S. Low Volatility ETF
Management fees	0.50%
Distribution and service (12b-1) fees	none
Other expenses	0.20%	[1]
Total annual Fund operating expenses	0.70%
Fee waiver and/or expense reimbursement	(0.20%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.50%	[2]
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding acquired fund fees and expenses and certain non-routine expenses) for the Fund do not exceed 0.50% until September 19, 2017. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time periods set forth above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management as described above for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example {- Franklin Liberty U.S. Low Volatility ETF}	Franklin Templeton ETF Trust 2-02 Franklin Liberty U.S. Low Volatility ETF Liberty U.S. Low Volatility ETF USD ($)
1 year	$ 51
3 years	$ 204

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. investments. The Fund invests primarily in equity securities (principally common stocks) of U.S. companies, which are those that:

are organized under the laws of, or have a principal office in, or for whose securities the principal trading market is, the U.S.; or

derive 50% or more of their total revenue or profit from either goods or services produced, or sales made, in the U.S.; or

have 50% or more of their assets in the U.S.

The Fund seeks capital appreciation while providing a lower level of volatility than the broader equity market as measured by the Russell 1000 Index. “Volatility” is a statistical measurement of the frequency and level of up and down fluctuations of a fund’s returns over time. Therefore, in this context, seeking to provide a lower level of volatility than the broader equity market means that the Fund seeks returns that fluctuate less than the returns of the Russell 1000 Index.

The investment manager seeks to accomplish its investment goal through its security selection process. The investment manager applies a fundamentally driven, “bottom-up” research process to create a starting universe of eligible securities across a large number of sectors derived from the holdings of a number of Franklin Templeton equity funds. The investment manager screens that universe on a quarterly basis in order to identify those securities with the lowest realized volatility relative to their corresponding sectors. The Fund’s sector weightings generally are based on the current sector weightings within the Russell 1000 Index. Individual securities in the Fund’s portfolio are generally weighted equally within each sector. The investment manager may, from time to time, make adjustments to the Fund’s portfolio as a result of corporate actions, changes to the volatility profile of the Fund’s holdings, or for risk management related purposes.

The Fund may invest up to 20% of its net assets in foreign securities. The Fund may also invest a portion of its assets in small- and mid-capitalization companies.

The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The Fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.

Principal Risks

You could lose money by investing in the Fund. ETF shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal. Unlike many ETFs, the Fund is not an index-based ETF.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Volatility Strategy

There can be no guarantee that the Fund’s volatility strategy will be successful; moreover, achieving the Fund’s volatility strategy does not mean the Fund will achieve a positive or competitive return. Although the Fund is designed to have less volatility than the broader equity market as measured by the Russell 1000 Index, the actual volatility that the Fund experiences could be higher than the volatility of the broader equity market and/or the Russell 1000 Index. The volatility strategy can be expected to limit the Fund’s participation in market price appreciation when compared to similar funds that do not attempt this strategy. In cases of extreme market conditions during which there is price dislocation for certain securities or in the event of systemic market dislocation, the Fund’s volatility strategy may cause the Fund to be significantly over- or under-exposed to a specific security, which may cause the Fund to lose significantly more than it would have lost had the volatility strategy not been used.

Smaller and Midsize Companies

Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Market Trading

The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

Authorized Participant Concentration

Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Performance

Because the Fund is new, it has no performance history. Once the Fund has commenced operations, you can obtain updated performance information at libertyshares.com or by calling (800) DIAL BEN/342-5236. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.